WEBs ETF Trust

WEBs QQQ Defined Volatility ETF

Schedule of Investments

January 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 47.3%
United States – 47.3%
Invesco QQQ Trust Series 1(1)	2,956	$1,838,248
TOTAL EXCHANGE-TRADED FUNDS
(Cost - $1,707,886)		1,838,248

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 53.0%
Time Deposits – 53.0%
JPMorgan Chase, New York, 2.98% 02/02/2026(2)	$2,057,871	2,057,871
TOTAL SHORT-TERM INVESTMENTS
(Cost - $2,057,871)		2,057,871

TOTAL INVESTMENTS – 100.3%
(Cost - $3,765,757)		3,896,119
OTHER ASSETS LESS LIABILITIES – (0.3)%		(10,379)
NET ASSETS – 100.0%		$3,885,740

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Varies(3)	USD	4,315	03/02/2027	$(7,659)

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company

OBFR – Overnight Bank Funding Rate